CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net revenues	€ 156,878	€ 189,544	€ 179,592
Cost of revenues	136,360	151,400	144,327
Selling, general and other costs	9,299	9,541	8,981
Research and development costs	5,784	5,619	5,200
Gains/(losses) on disposal of investments	(98)	20	72
Restructuring costs	1,617	1,119	1,144
Share of the profit/(loss) of equity method investees	(33)	491	264
Operating income/(loss)	3,687	22,376	20,276
Net financial expenses/(income)	(345)	(42)	768
Profit/(loss) before taxes	4,032	22,418	19,508
Tax expenses/(benefit)	(1,488)	3,793	2,729
Net profit/(loss)	5,520	18,625	16,779
Net profit/(loss) attributable to:
Owners of the parent	5,473	18,596	16,799
Non-controlling interests	47	29	(20)
Net profit/(loss)	€ 5,520	€ 18,625	€ 16,779
Earnings per share:
Basic earnings per share (in EUR per share)	€ 1.86	€ 5.98	€ 5.35
Diluted earnings per share (in EUR per share)	€ 1.84	€ 5.94	€ 5.31